Popular ABS Mortgage Pass-Through Trust 2006-B
April 25, 2006

	Table of Contents
Distribution Report		2
Factor Report		2
Delinquency Group Total Report		6
Foreclosure Group Total Report		7
REO Group Total Report		7

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Lauren M Grunley
JPMorgan Chase Bank, N.A. - Structured Finance Services
4 New York Plaza, Floor: 6
New York, New York 100042413
Tel: (212) 623-4484 / Fax: (212) 623-5931

Popular ABS Mortgage Pass-Through Certificates 2006-B
April 25, 2006

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE	BEGINNING	PRINCIPAL	INTEREST	TOTAL	REALIZED	DEFERRED	ENDING
	VALUE	PRINCIPAL				LOSSES	INTEREST	PRINCIPAL
		BALANCE						BALANCE
A1	152,679,000.00	152,679,000.00	2,896,470.18	561,310.60	3,457,780.78	0.00	0.00	149,782,529.82
A2	52,396,000.00	52,396,000.00	0.00	196,165.91	196,165.91	0.00	0.00	52,396,000.00
A3	43,745,000.00	43,745,000.00	0.00	167,386.31	167,386.31	0.00	0.00	43,745,000.00
M1	23,659,000.00	23,659,000.00	0.00	91,948.57	91,948.57	0.00	0.00	23,659,000.00
M2	18,026,000.00	18,026,000.00	0.00	71,949.16	71,949.16	0.00	0.00	18,026,000.00
M3	4,989,000.00	4,989,000.00	0.00	20,100.23	20,100.23	0.00	0.00	4,989,000.00
M4	4,667,000.00	4,667,000.00	0.00	20,553.05	20,553.05	0.00	0.00	4,667,000.00
M5	4,185,000.00	4,185,000.00	0.00	18,901.18	18,901.18	0.00	0.00	4,185,000.00
M6	2,897,000.00	2,897,000.00	0.00	15,256.79	15,256.79	0.00	0.00	2,897,000.00
B1	3,058,000.00	3,058,000.00	0.00	16,219.36	16,219.36	0.00	0.00	3,058,000.00
B2	4,185,000.00	4,185,000.00	0.00	22,196.86	22,196.86	0.00	0.00	4,185,000.00
B3	7,402,000.00	7,402,000.00	0.00	39,259.54	39,259.54	0.00	0.00	7,402,000.00
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
TOTALS	321,888,000.00	321,888,000.00	2,896,470.18	1,241,247.56	4,137,717.74	0.00	0.00	318,991,529.82
X	321,895,820.95	321,895,820.95	0.00	6,312.72	6,312.72	0.00	0.00	319,810,306.25

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING	PRINCIPAL	INTEREST	TOTAL	ENDING	CURRENT
		PRINCIPAL				PRINCIPAL	PASS-
THRU
RATE
A1	73316PKF6	1,000.00000000	18.97097951	3.67640998	22.64738949	981.02902049	4.901880%
A2	73316PKG4	1,000.00000000	0.00000000	3.74391003	3.74391003	1,000.00000000	4.991880%
A3	73316PKH2	1,000.00000000	0.00000000	3.82641010	3.82641010	1,000.00000000	5.101880%
M1	73316PKJ8	1,000.00000000	0.00000000	3.88640982	3.88640982	1,000.00000000	5.181880%
M2	73316PKK5	1,000.00000000	0.00000000	3.99141019	3.99141019	1,000.00000000	5.321880%
M3	73316PKL3	1,000.00000000	0.00000000	4.02890960	4.02890960	1,000.00000000	5.371880%
M4	73316PKM1	1,000.00000000	0.00000000	4.40391044	4.40391044	1,000.00000000	5.871880%
M5	73316PKN9	1,000.00000000	0.00000000	4.51641099	4.51641099	1,000.00000000	6.021880%
M6	73316PKP4	1,000.00000000	0.00000000	5.26641008	5.26641008	1,000.00000000	7.021880%
B1	73316PKQ2	1,000.00000000	0.00000000	5.30391105	5.30391105	1,000.00000000	7.071880%
B2	73316PKR0	1,000.00000000	0.00000000	5.30390920	5.30390920	1,000.00000000	7.071880%
B3	73316PKS8	1,000.00000000	0.00000000	5.30390975	5.30390975	1,000.00000000	7.071880%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust 2006-B
April 25, 2006

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING	PRINCIPAL	INTEREST	TOTAL	ENDING	CURRENT
		PRINCIPAL				PRINCIPAL	PASS-
							THRU
							RATE
TOTALS		1,000.00000000	8.99837888	3.85614736	12.85452623	991.00162112
X	N/A	1,000.00000000	0.00000000	0.01961107	0.01961107	993.52115012	0.023533%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust 2006-B
April 25, 2006

Sec. 4.03(a)(i)	Dates
	Record Date	04/24/06
	Determination Date	04/21/06
	Distribution Date	04/25/06

Sec. 4.03(a)(ii)	Funds Allocable to Certificate Principal

	Scheduled Principal	165,000.78
	Curtailments	19,213.26
	Prepayments	1,901,679.17
	Repurchases	0.00
	Liquidation Proceeds	0.00

	Extra Principal Distribution Amount	810,955.48

Sec. 4.03 (a)(iii)	Interest Distribution Amounts

	Interest Distribution - A-1	561,310.60
	Unpaid Interest - A-1	0.00
	Remaining Unpaid Interest - A-1	0.00

	Interest Distribution - A-2	196,165.91
	Unpaid Interest - A-2	0.00
	Remaining Unpaid Interest - A-2	0.00

	Interest Distribution - A-3	167,386.31
	Unpaid Interest - A-3	0.00
	Remaining Unpaid Interest - A-3	0.00

	Interest Distribution - M-1	91,948.57
	Unpaid Interest - M-1	0.00
	Remaining Unpaid Interest - M-1	0.00

	Interest Distribution - M-2	71,949.16
	Unpaid Interest - M-2	0.00
	Remaining Unpaid Interest - M-2	0.00

	Interest Distribution - M-3	20,100.23
	Unpaid Interest - M-3	0.00
	Remaining Unpaid Interest - M-3	0.00

Interest Distribution - M-4	20,553.05
Unpaid Interest - M-4	0.00
Remaining Unpaid Interest - M-4	0.00

Interest Distribution - M-5	18,901.18

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust 2006-B
April 25, 2006

	Unpaid Interest - M-5	0.00
	Remaining Unpaid Interest - M-5	0.00

	Interest Distribution - M-6	15,256.79
	Unpaid Interest - M-6	0.00
	Remaining Unpaid Interest - M-6	0.00

	Interest Distribution - B-1	16,219.36
	Unpaid Interest - B-1	0.00
	Remaining Unpaid Interest - B-1	0.00

	Interest Distribution - B-2	22,196.86
	Unpaid Interest - B-2	0.00
	Remaining Unpaid Interest - B-2	0.00

	Interest Distribution - B-3	39,259.54
	Unpaid Interest - B-3	0.00
	Remaining Unpaid Interest - B-3	0.00

	Interest Reductions
	Net Prepayment Interest Shortfalls	0.00
	Relief Act Reductions	0.00

	Class A-1 Interest Reduction	0.00
	Class A-2 Interest Reduction	0.00
	Class A-3 Interest Reduction	0.00
	Class M-1 Interest Reduction	0.00
	Class M-2 Interest Reduction	0.00
	Class M-3 Interest Reduction	0.00
	Class M-4 Interest Reduction	0.00
	Class M-5 Interest Reduction	0.00
	Class M-6 Interest Reduction	0.00
	Class B-1 Interest Reduction	0.00
	Class B-2 Interest Reduction	0.00
	Class B-3 Interest Reduction	0.00

Sec. 4.03(a)(iv)	Available Funds Shortfall

	Class A-1 Available Funds Shortfall	0.00
	Class A-2 Available Funds Shortfall	0.00
	Class A-3 Available Funds Shortfall	0.00
	Class M-1 Available Funds Shortfall	0.00
	Class M-2 Available Funds Shortfall	0.00
	Class M-3 Available Funds Shortfall	0.00
	Class M-4 Available Funds Shortfall	0.00
	Class M-5 Available Funds Shortfall	0.00
	Class M-6 Available Funds Shortfall	0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust 2006-B
April 25, 2006

Class B-1 Available Funds Shortfall	0.00
Class B-2 Available Funds Shortfall	0.00
Class B-3 Available Funds Shortfall	0.00

Sec. 4.03(a)(vi)	Pool Principal Balances

	Beginning Pool Balance	321,895,820.95
	Ending Pool Balance	319,810,306.25
	Beginning Loan Count	1,721.00
	Ending Loan Count	1,710.00

Sec. 4.03(a)(vii)	Servicing Fee

	Servicing Fee	134,123.26

Sec. 4.03(a)(ix)	Delinquency Advances

	Delinquency Advances Included in Current Distribution	1,943,528.86
	Recouped Advances Included in Current Distribution	0.00
	Recouped Advances From Liquidations	0.00
	Aggregate Amount of Advances Outstanding	1,943,528.86

Sec. 4.03(a)(x)	Trustee Fee

	Trustee Fee	5,364.93

Section 4.03(a)(xi) A	Delinquencies

Delinquency Group Total Report
Group Totals
Period	Number	Principal	Percentage
		Balance
0-30 days	171	30,760,175.52	9.62%
31-60 days	6	1,546,488.34	0.48%
61-90 days	4	319,389.87	0.10%
91+days	0	0.00	0.00%
Total	181	32,626,053.73	10.20%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust 2006-B
April 25, 2006

Sec. 4.03 (a)(xi) B	Loans in Foreclosure

Foreclosure Group Total Report
Number of	Principal	Percentage
Loans	Balance
0	0.00	0.00%

Sec. 4.03(a)(xii),(xiii)	Loans in REO

REO Group Total Report
Number of	Principal	Percentage
Loans	Balance
0	0.00	0.00%

	Market Value of REO Loans	0.00

Sec. 4.03(a)(xiv)	Aggregate Stated Principal Balance of the Three Largest Loans

	Three Largest Loans	2,558,659.62

Sec. 4.03(a)(xv)	Net WAC Cap Carryover

	Class A-1 Net WAC Cap Carryover Amounts Due	0.00
	Class A-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
Class M-4 Net WAC Cap Carryover Amounts Due	0.00
Class M-4 Net WAC Cap Carryover Amounts Paid	0.00
Class M-4 Net WAC Cap Carryover Remaining Amounts Due	0.00

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust 2006-B
April 25, 2006

	Class M-5 Net WAC Cap Carryover Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-5 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-6 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class B-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class B-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-3 Net WAC Cap Carryover Amounts Due	0.00
	Class B-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class B-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Sec. 4.03(a)(xvi)	Aggregate Principal Balance of Balloon Loans
	with Original Terms <= 36 Months and 60+ Contractually Past Due

	Aggregate Principal Balance of Balloon Loans	7,262,308.01

Sec. 4.03 (a)(xvii),(xxiv)	Realized Losses

	Current Period Realized Losses	0.00
	Cumulative Realized Losses	0.00

Sec. 4.03 (a)(xviii)	Reserve Funds
	Beginning Balance of Cap Reserve Fund	0.00
	Funds Deposited to Cap Reserve Fund	6,312.72
	Funds Withdrawn From Cap Reserve Fund For Distribution	6,312.72
	Ending Balance of Cap Reserve Fund	0.00

Sec. 4.03 (a)(xix)	Number of Loans Repurchased

	Number of Loans Repurchased	0.00

Sec. 4.03 (a)(xx)	Weighted Average Mortgage Rate of Outstanding Loans (as of first day of related Due Period)

	Weighted Average Mortgage Rate	8.17%

Sec. 4.03 (a)(xxi)	Weighted Average Remaining Term of Outstanding Loans

	Weighted Average Remaining Term	369.00

Sec. 4.03 (a)(xxii),(xxiii),(xxv)	Overcollateralization Amounts

	Overcollateralization Amount	818,776.43
	Overcollateralization Target Amount	1,609,479.10

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust 2006-B
April 25, 2006

	Overcollateralization Release Amount	0.00
	Overcollateralization Deficiency Amount	790,702.67

Sec. 4.03 (a)(xxvi)	Trigger Events

	Has a Trigger Event Occurred and is continuing?	NO
	Cumulative Realized Losses as a percentage of the Cut-off Date Pool Balance	0.00%

Sec. 4.03 (a)(xxvii)	60+ Day Delinquent Loans

	60+ Day Delinquent Loans as a percentage of the current Pool Balance	0.10%
	Six month rolling average of 60+ Day Delinquent Loans	0.00%

Sec. 4.03 (a)(xxviii)	Final Maturity Reserve Fund
	Beginning Balance of Final Maturity Reserve Fund	0.00
	Funds Withdrawn From Final Maturity Reserve Fund For Distribution	0.00
	Funds Deposited to Final Maturity Reserve Fund	0.00
	Ending Balance of Final Maturity Reserve Fund	0.00

Sec. 4.03 (a)(xxix),(xxx)	Recoveries
	Amount of Recoveries collected during Current Period	0.00
	Cumulative Recoveries	0.00

Sec. 4.03 (a)(xxxiii)	Has the Stepdown Date occurred?	NO
	Has the Optional Termination Date occurred?	NO

Sec. 4.03 (a)(xxxiv)	Senior Enhancement Percentage
	Senior Enhancement Percentage	22.85%
	Senior Specified Enhancement Percentage	46.40%

Copyright 2005 J.P. Morgan Chase & Co. All rights reserved.